SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENTS
14. SHARE-BASED PAYMENTS
On October 22, 2020, at an extraordinary general meeting, the Company’s shareholders approved the 2020 Stock Incentive Plan (“the Plan”). Under the current Amended and Restated 2020 Plan, which was last amended and restated on May 18, 2022, employees, officers, directors, consultants and advisors are eligible to be awarded share warrants, and receive share options, RSUs and other stock-based awards.

Share Options and Warrants

Share options can be in the form of incentive stock options and non-statutory stock options. No amounts are paid or payable by the recipient upon receipt of the option. The options carry neither the right to dividends nor voting rights. Options may be exercised at any time after the vesting date(s) up to the date of expiration. The number of options granted, and the exercise price of the options is fixed by the board of directors or compensation committee of the board of directors of the Company.
Under the Plan, awards may be made for up to 4,345,244 shares as of December 31, 2025, which, unless otherwise determined by the Company’s board of directors, increases by an amount equal to 2% of the outstanding ordinary shares at the beginning of each year. If any award expires or is terminated, surrendered, or canceled without having been fully exercised or is forfeited in whole or in part, or results in any ordinary shares not being issued, then the unused common stock covered by such award shall again be available for the grant of awards under the Plan.
The number of share options and warrants outstanding under the Plan and the Founders’ Awards as at December 31, 2025, 2024, and 2023 were as follows:

	NUMBER OF AWARDS	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Awards outstanding as of January 1, 2025	5,222,688	8.32
Granted	28,340	12.35
Forfeited	(6,458)	9.88
Exercised	(48,221)	4.81
Expired	(2,500)	12.69
Awards outstanding as of December 31, 2025	5,193,849	8.37
Awards exercisable as of December 31, 2025	1,038,834	9.48

Awards outstanding as of January 1, 2024	5,852,864	8.25
Granted	41,787	8.47
Forfeited	(202,093)	13.13
Exercised	(434,454)	4.77
Expired	(35,416)	13.46
Awards outstanding as of December 31, 2024	5,222,688	8.32
Awards exercisable as of December 31, 2024	833,390	9.22

Awards outstanding as of January 1, 2023	5,562,984	8.03
Granted	359,666	11.50
Forfeited	(26,042)	9.94
Exercised	(39,786)	4.10
Expired	(3,958)	14.61
Awards outstanding as of December 31, 2023	5,852,864	8.25
Awards exercisable as of December 31, 2023	825,897	7.73
The weighted-average share price for share options exercised during the years ended December 31, 2025, 2024 and 2023 was $13.23, $10.55 and $12.73, respectively.
Determination of Fair Value of Options

The options granted during the years ended December 31, 2025, 2024 and 2023 were valued using the Black-Scholes model with the following assumptions:

	Years ended December 31,
	2025	2024	2023
Exercise price, USD	12.35	8.47	8.97 - 13.19
Share price, USD	12.35	8.47	8.97 - 13.19
Risk free interest rate	3.99%	4.4%	3.7% - 4.5%
Estimated volatility	45%	35%	45%
Dividend yield	nil	nil	nil
Expected option term, years	4	4	4 - 4.6
Estimated volatility is based on historical volatility of comparable companies.

In July 2021, the Company granted options for 4,056,770 shares subject to performance vesting under the Founders' Award. Each option is divided into twelve tranches subject to different market capitalization thresholds. Holders are required to hold the shares for a period of three years after the exercise date. Each tranche was valued individually using Monte Carlo simulations with the main input data being volatility of 55%, risk free rate of 1.24%, holding period restriction discount of 20% and expected weighted average time to vest is 6.62 years. The exercise price is $8.00 per share. The weighted average fair value was determined at $1.92 per share as at measurement date. As of December 31, 2025, the performance conditions were not achieved for any of the tranches.

As of December 31, 2025, 2024 and 2023, the weighted average remaining contractual life for options and warrants outstanding was 5.11 years, 6.08 years and 6.99 years, respectively. The range of exercise prices for options and warrants issued as share based payments was $3.52 to $14.71 per share as of each of December 31, 2025, 2024 and 2023.

Restricted Share Units

During the year ended December 31, 2025 and 2024, the Company’s board of directors approved the issuance of 543,960 and 628,515 RSUs, respectively, of which 198,771 and 222,113, respectively, were issued to key management and executive directors. There were no RSUs approved and issued in the year ended December 31, 2023. The RSUs vest 25% annually and become non-forfeitable over four years from the date of grant, subject to continuing employment. The fair value of the RSUs is based on the fair market value of the Company’s ordinary shares on the date of grant and is amortized over the vesting period.

A summary of the RSU activity as of and for the year ended December 31, 2025 and 2024 is as follows:

	NUMBER OF SHARES	WEIGHTED AVERAGE GRANT DATE FAIR VALUE, USD
Outstanding as of January 1, 2025	611,831	9.42
Granted	543,960	12.90
Vested	(152,286)	9.42
Forfeited	(75,665)	11.58
Outstanding as of December 31, 2025	927,840	11.28

Outstanding as of January 1, 2024	—	—
Granted	628,515	9.42
Forfeited	(16,684)	9.26
Outstanding as of December 31, 2024	611,831	9.42

Restricted Shares

During the years ended December 31, 2025, 2024 and 2023, there were 44,086, 56,995 and 33,194 restricted share awards, respectively, issued to non-executive directors in connection with their service on the board of directors. The shares were valued using the Finnerty model, with the main input data being the underlying issued price of $12.35, $8.47 and $10.13, respectively, an annualized volatility of 45%, 35% and 40%, respectively, and a restricted period of one year.

Share-based Payment Expense

	Year Ended December 31,
	2025	2024	2023
Share options expense	1,893	1,963	3,124
RSU expense	4,408	2,479	—
Restricted shares expense	569	475	483
Other share based related expenses	67	36	—
Share-based payment expense	6,937	4,953	3,607

	As of December 31,
	2025	2024
Unrecognized share-based payment expense, USD
Equity classified share options (excluding Founder Awards)	168	887
Founders Awards	2,161	2,821
RSUs	5,138	3,223

Weighted average remaining amortization period, years
Equity classified share options (excluding Founder Awards)	0.76	1.34
Founders Awards	2.31	3.23
RSUs	1.44	1.63

Share-based Compensation Reserve
Share-based payment reserve is included within the share-based compensation reserve (see Note 13).